UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      W.P. Stewart & Co., Ltd.

Address:   527 Madison Avenue
           New York, NY 10022


Form 13F File Number: 28-1432


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Seth L. Pearlstein
Title:  General Counsel
Phone:  212-750-8585

Signature,  Place,  and  Date  of  Signing:

/s/ Seth L. Pearlstein             New York, NY                       11/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

                 NONE
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              33

Form 13F Information Table Value Total:  $    1,435,465
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Amazon.com Inc                  COM            023135106      942     6000 SH       SOLE                   6000      0    0
Amphenol Corp Cl A              COM            032095101   111551  2277477 SH       SOLE                2277477      0    0
Ansys Inc                       COM            03662q105    63270  1497523 SH       SOLE                1497523      0    0
Apple Inc                       COM            037833100   118057   416061 SH       SOLE                 416061      0    0
Automatic Data Processing Inc   COM            053015103      467    11115 SH       SOLE                  11115      0    0
Becton Dickinson & Co           COM            075887109    67469   910513 SH       SOLE                 910513      0    0
Boeing Co                       COM            097023105      299     4500 SH       SOLE                   4500      0    0
Chipotle Mexican Grill Inc Cl   COM            169656105    24197   140682 SH       SOLE                 140682      0    0
Google Inc Cl A                 COM            38259p508   104774   199270 SH       SOLE                 199270      0    0
Icici Bank Ltd ADR              ADR            45104g104      375     7525 SH       SOLE                   7525      0    0
IHS Inc Cl A                    COM            451734107    17250   253675 SH       SOLE                 253675      0    0
Infosys Technologies Ltd Sp ADR ADR            456788108     1320    19610 SH       SOLE                  19610      0    0
IntercontinentalExchange Inc    COM            45865v100    55023   525425 SH       SOLE                 525425      0    0
Johnson & Johnson               COM            478160104      607     9800 SH       SOLE                   9800      0    0
Kellogg Co                      COM            487836108      369     7315 SH       SOLE                   7315      0    0
Mastercard Inc Cl A             COM            57636q104   109436   488554 SH       SOLE                 488554      0    0
Myriad Genetics Inc             COM            62855j104    25985  1583505 SH       SOLE                1583505      0    0
Nextera Energy Inc              COM            65339f101      490     9000 SH       SOLE                   9000      0    0
Northern Trust Corp             COM            665859104      352     7290 SH       SOLE                   7290      0    0
PepsiCo Inc                     COM            713448108    92278  1388891 SH       SOLE                1388891      0    0
Polo Ralph Lauren Corp Cl A     COM            731572103    80582   896753 SH       SOLE                 896753      0    0
Praxair Inc                     COM            74005p104    94640  1048524 SH       SOLE                1048524      0    0
Procter & Gamble Co             COM            742718109    83052  1384893 SH       SOLE                1384893      0    0
Qualcomm Inc                    COM            747525103      299     6620 SH       SOLE                   6620      0    0
Sap AG Sp ADR                   ADR            803054204      202     4100 SH       SOLE                   4100      0    0
Schwab Charles Corp             COM            808513105    70470  5069818 SH       SOLE                5069818      0    0
Staples Inc                     COM            855030102    57251  2736640 SH       SOLE                2736640      0    0
Target Corp                     COM            87612e106    63780  1193493 SH       SOLE                1193493      0    0
United Technologies Corp        COM            913017109    54062   758982 SH       SOLE                 758982      0    0
Urban Outfitters Inc            COM            917047102    40752  1296195 SH       SOLE                1296195      0    0
VF Corp                         COM            918204108      324     4000 SH       SOLE                   4000      0    0
Visa Inc Cl A                   COM            92826c839    22584   304115 SH       SOLE                 304115      0    0
Yum Brands Inc                  COM            988498101    72956  1583929 SH       SOLE                1583929      0    0


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